ASSET UNDER DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Extractive Industries [Abstract]
Schedule of Asset Under Development

(in thousands of $)	2014
Purchase price installments	344,386
Interest costs capitalized	443
Other costs capitalized	376
345,205